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     As filed with the Securities and Exchange Commission on January 6, 1999
                                                             File Nos. 333-70061
                                                                       811-09185

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No. 1
                         Post-Effective Amendment No. __

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 1

                           ALLEGIANCE INVESTMENT TRUST
             (Exact Name of Registrant as Specified in its Charter)


                      800 North Brand Boulevard, Suite 800
                           Glendale, California 91203
                     (Address of Principal Executive Office)

                                 (800) 247-5331
              (Registrant's Telephone Number, Including Area Code)


            RICHARD A. SNYDERS, PRESIDENT AND CHIEF EXECUTIVE OFFICER
                      800 North Brand Boulevard, Suite 800
                           Glendale, California 91203
                     (Name and Address of Agent for Service)

                                 ---------------

                  Approximate Date of Proposed Public Offering:
                  As soon as practicable after the date hereof.

                                 ---------------

 It is proposed that this filing will become effective (check appropriate box):

               [ ] immediately upon filing pursuant to Rule 485(b)
               [ ] on pursuant to Rule 485(b)
               [ ] 60 days after filing pursuant to Rule 485(a)(1)
               [ ] 75 days after filing pursuant to Rule 485(a)(2)
               [ ] on pursuant to Rule 485(a)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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
                           ALLEGIANCE INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Part A - Not included*

         Part B - Not included*

         Part C - Other Information

         Signature Page

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*  The prospectus and statement of additional  information  are  incorporated by reference to the initial filing of this Registration Statement on Form N-1A on December 31, 1998.
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              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------
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                           ALLEGIANCE INVESTMENT TRUST

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------

ITEM 23. EXHIBITS

          (a) Articles of Incorporation: Agreement and Declaration of Trust dated September 2, 1998.(1)

          (b)  By-Laws: By-Laws dated September 2, 1998.(1)

          (c)  Instruments Defining Rights of Security Holder: Not applicable.

          (d)  Investment  Advisory  Contracts:   Form  of  Investment  Advisory
               Agreement.(1)

          (e)  Underwriting Contracts: To be filed by pre-effective amendment.

          (f)  Bonus or Profit Sharing Contracts: Not applicable.

          (g)  Custodian Agreements: To be filed by pre-effective amendment.

          (h)  Other Material Contracts:

               (i)  Form of Administrative Services Agreement.(1)

          (i) Legal Opinion: Consent and Opinion of Counsel as to legality of shares to be filed by pre-effective amendment.

          (j)  Other Opinions: Independent Auditors' Consent: Not applicable.

          (k)  Omitted Financial Statements: Not applicable.

          (l) Initial Capital Agreements: Subscription Agreement for initial shares to be filed by pre-effective amendment.

          (m) Rule 12b-1 Plan: Form of Share Marketing Plan (Rule 12b-1 Plan) to be filed by pre-effective amendment.

          (n)  Financial Data Schedule: Not applicable.

          (o)  18f-3 Plan: Not applicable.

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     (1)  Incorporated  by reference to the initial filing of this  Registration
Statement on Form N-1A on December 31, 1998.

                                       C-1
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ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Van Deventer & Hoch (the "Manager") is a partnership controlled by VDH Holdings, Inc. ("VDH, Inc.") and Crestline Capital Partners, L.P. ("CCP"), as general partners. Controlling shareholders of VDH, Inc. also serve as officers of the Manager, including Richard A. Snyders, John L. Hoch, Richard D. Trautwein, Allen H. Van Deventer, Donald F. Grannis and Jeff W. Arnett. Highline Capital Advisors II, L.P. holds a majority limited partner interest in CCP and is controlled by Donald H. Putnam, Jeffrey D. Lovell, Mary Pat Thornton and Richard I. Morris, Jr.

ITEM 25. INDEMNIFICATION

          Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

          Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

          See information in Part A (Prospectus) and Part B (Statement of Additional Information) for information on Messrs. Snyders and Bock. Messrs. Putnam, Lovell, Morris and Ms. Thornton, who are indirect owners of the Manager (through their interests in a limited partner of a general partner of the Manager), also are principals in the investment banking firm of Putnam, Lovell, de Guardiola & Thornton, which specializes in the investment management industry.

                                       C-2
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ITEM 27. PRINCIPAL UNDERWRITER

          (a)  First  Fund  Distributors,   Inc.  currently  serves  as  primary
               distributor of the shares of:

                 Advisors Series Trust
                    Al Frank Fund (The)
                    American Trust Allegiance Fund
                    Avatar Advantage Balanced Fund (The)
                    Avatar Advantage Equity Allocation Fund (The)
                    Avatar Advantage International Equity Allocation Fund (The) Chase Growth Fund
                    Edgar Lomax Value Fund
                    Information Tech 100 Mutual Fund
                    Kaminski Poland Fund
                    Rockhaven Fund
                    Rockhaven Premier Dividend Fund
                    Van Deventer & Hoch American Value Fund
                 Brandes Investment Trust
                 RNC Mutual Value Group, Inc.
                 PIC Investment Trust
                 Professionally Managed Portfolios
                    Academy Value Fund
                    Avondale Total Return Fund
                    Boston Balanced Fund
                    Osterweis Fund
                    Perkins Discovery Fund
                    Perkins Opportunity Fund
                    ProConscience Women's Equity Mutual Fund
                    Trent Equity Fund
                    Leonetti Balanced Fund
                    Lighthouse Contrarian Fund
                    U.S. Global Leaders Growth Fund
                    Harris Bretall Sullivan & Smith Growth Equity Fund
                    Pzena Focused Value Fund
                    Titan Financial Services Fund
                    PGP Korea Growth Fund
                    PGP Asia Growth Fund
                 Guinness Flight Investment Funds
                 Jurika & Voyles Fund Group
                 Masters Select Investment Trust
                 Kayne Anderson Mutual Funds
                 O'Shaughnessy Funds, Inc.
                 Fleming Capital Mutual Fund Group, Inc.
                 Fremont Mutual Funds, Inc.
                 Rainier Investment Management Mutual Funds
                 The Purisima Funds
                 UBS Private Investor Funds

                                       C-3
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          (b)  The officers of First Fund Distributors, Inc. are:

                  Robert H. Wadsworth       President and Treasurer
                  Eric Banhazl              Vice President
                  Steven J. Paggioli        Vice President and Secretary

                    Each officer's business address with the Distributor is 4455
               E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018

          (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          All accounts,  books or other  documents  required to be maintained by
     Section  31(a)  of  the  Investment  Company  Act of  1940  and  the  rules promulgated thereunder are in the possession of the Registrant, at the Registrant's corporate offices, except (1) records held and maintained by _____________________ relating to its functions as custodian and (2) records held and maintained by Investment Company Administration, L.L.C., as sub-administrator and fund accountant and, (3) records held and maintained by _________________ relating to its functions as transfer agent. The address for _________________ (custodian) is _______________________________. The address for Investment Company
     Administration, L.L.C. (sub-administrator and fund accountant) is 2020 E. Financial Way, Suite 100, Glendora, CA 91741. The address for _________________ (transfer agent) is ___________________________.

ITEM 29. MANAGEMENT SERVICES.

          All management-related service contracts are discussed in Parts A and B.

ITEM 30. UNDERTAKINGS.

          (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

          (b) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees if less than a majority of the trustees has been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting on the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                       C-4
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale, the State of California, on the 6th day of January, 1999.

                                       ALLEGIANCE INVESTMENT TRUST

                                       By: /s/ Richard A. Snyders*
                                          ------------------------------------
                                          Richard A. Snyders
                                          President and Chief Executive Officer
                                          (Principal Executive Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Richard A. Snyders             Sole Trustee                January 6, 1999
-----------------------------
Richard A. Snyders



/s/ Charles L. Bock                Treasurer and               January 6, 1999
-----------------------------      Secretary (Principal
Charles L. Bock                    Financial and Accounting
                                   Officer)


*/s/ David A. Hearth
-----------------------------
    by David A. Hearth,
    pursuant to Power of
    Attorney previously filed

                                       C-5